Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about our financial assets that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilize to determine such fair value at March 31, 2019 and December 31, 2018 (in thousands).

	Fair Value as of March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities	$17	$31	$—	$48

	Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities	$153	$6	$—	$159

The investment in equity securities consists of common stock of publicly traded companies. The level 2 securities are included in other assets on the Company’s condensed consolidated balance sheet. The fair value of these securities is based on the closing prices observed on March 31, 2019. During the three months ended March 31, 2019 the Company recorded in the condensed consolidated statement of operations an unrealized gain of $28 thousand and immaterial unrealized losses.
We did not reclassify any investments between levels in the fair value hierarchy during the three months ended March 31, 2019.
The fair values of the Company’s revolving credit facility approximate carrying value due to the variable rate nature of these borrowings.

Fair Value Measurements
We categorize our assets and liabilities measured at fair value into a three-level hierarchy in accordance with the authoritative guidance for fair value measurements. Assets and liabilities presented at fair value in our consolidated balance sheets are generally categorized as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Such assets and liabilities may have values determined using pricing models, discounted cash flow methodologies, or similar techniques, and include instruments for which the determination of fair value requires significant management judgment or estimation.

As required by the authoritative guidance for fair value measurements, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels. The following table sets forth by level within the fair value hierarchy our assets that were recorded at fair value (in thousands):

	At Fair Value as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$153	$6	$—	$159

	At Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$97	$111	$—	$208
The investment in equity securities consists of common stock of publicly traded companies. The level 2 securities are included in other assets on the Company’s consolidated balance sheet. The fair value of these securities is based on the closing prices observed on December 31, 2018. During the year ended December 31, 2018 the Company recorded in the statement of operations unrealized gains of $43 thousand and unrealized losses of $105 thousand.
We did not reclassify any investments between levels in the fair value hierarchy during the year ended December 31, 2018.
The fair values of the Company’s revolving credit facility approximate carrying value due to the variable rate nature of these borrowings.